Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 1,813
Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	35
Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	487
Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	438
Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	38
Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	21
Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	569
Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	225
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1,035
2024 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	23
2024 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	487
2024 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	306
2024 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	33
2024 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2024 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	69
2024 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	114
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	142
2025 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	9
2025 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2025 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	49
2025 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	5
2025 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2025 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	55
2025 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	24
2026
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	80
2026 | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1
2026 | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2026 | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	11
2026 | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2026 | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2026 | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	49
2026 | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	19
Subsequent years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	556
Subsequent years | Contractual liabilities, activation fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
Subsequent years | Contractual liabilities, sales of prepay cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Contractual liabilities, services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	72
Subsequent years | Contractual liabilities, sales of handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Contractual liabilities, sales of other equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	18
Subsequent years | Contractual liabilities, irrevocable rights to use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	396
Subsequent years | Other contractual liabilities
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 68